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Royce Capital Fund - Micro-Cap Portfolio - Investment Class
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,472	$ 9,938	$ 9,982	$ 9,929	$ 9,815	$ 9,894	$ 9,384	$ 8,935	$ 8,390	$ 8,874	$ 8,997	$ 8,754	$ 8,107	$ 8,163	$ 8,726	$ 8,894	$ 8,847	$ 8,763	$ 9,251	$ 9,354	$ 9,475	$ 9,147	$ 10,094	$ 10,479	$ 10,319	$ 10,319	$ 10,394	$ 10,460	$ 10,253	$ 10,659	$ 10,630	$ 10,413	$ 11,168	$ 11,045	$ 11,121	$ 11,023	$ 11,129	$ 10,768	$ 11,044	$ 11,065	$ 11,968	$ 12,159	$ 12,244	$ 12,807	$ 12,488	$ 11,224	$ 11,171	$ 10,026	$ 10,976	$ 11,501	$ 10,998	$ 11,378	$ 10,495	$ 11,099	$ 11,009	$ 10,383	$ 10,853	$ 11,188	$ 11,535	$ 11,986	$ 11,617	$ 10,683	$ 8,163	$ 9,699	$ 10,080	$ 10,621	$ 10,855	$ 11,347	$ 10,941	$ 11,162	$ 13,646	$ 14,838	$ 15,486	$ 17,367	$ 17,454	$ 18,015	$ 18,339	$ 18,575	$ 18,438	$ 18,638	$ 18,089	$ 19,061	$ 18,638	$ 19,286	$ 17,249	$ 17,197	$ 16,896	$ 15,121	$ 15,212	$ 13,867	$ 15,408	$ 14,977	$ 13,371	$ 14,781	$ 15,565	$ 14,959	$ 16,471	$ 16,393	$ 15,308	$ 14,552	$ 14,882	$ 16,335	$ 17,168	$ 16,742	$ 15,812	$ 14,630	$ 15,851	$ 17,769	$ 17,071	$ 18,098	$ 18,583	$ 17,246	$ 18,641	$ 18,292	$ 20,017	$ 19,532	$ 19,242	$ 18,699	$ 21,218	$ 20,198
Royce Capital Fund - Micro-Cap Portfolio - Service Class
Account Value [Line Items]
Accumulated Value	10,000	9,474	9,937	9,973	9,919	9,804	9,875	9,367	8,922	8,370	8,851	8,975	8,738	8,083	8,140	8,700	8,871	8,814	8,729	9,223	9,318	9,441	9,109	10,049	10,431	10,269	10,279	10,345	10,403	10,202	10,603	10,574	10,355	11,099	10,985	11,052	10,955	11,051	10,697	10,965	10,987	11,878	12,060	12,146	12,704	12,382	11,126	11,073	9,937	10,875	11,394	10,886	11,270	10,389	10,988	10,886	10,276	10,728	11,067	11,406	11,849	11,477	10,557	8,061	9,576	9,949	10,483	10,706	11,191	10,793	11,017	13,451	14,640	15,270	17,108	17,208	17,750	18,064	18,291	18,165	18,341	17,800	18,757	18,329	18,962	16,970	16,904	16,614	14,858	14,951	13,618	15,136	14,713	13,130	14,502	15,281	14,667	16,156	16,077	15,020	14,256	14,569	15,999	16,821	16,391	15,470	14,334	15,529	17,389	16,684	17,703	18,173	16,861	18,231	17,879	19,563	19,074	18,780	18,271	20,719	19,699
Royce Capital Fund - Small-Cap Portfolio - Investment Class
Account Value [Line Items]
Accumulated Value	10,000	9,430	10,039	10,300	10,150	9,968	9,968	9,683	9,391	8,940	9,256	9,209	8,819	8,621	8,955	9,625	9,342	9,050	9,081	9,552	9,614	9,458	9,060	10,242	10,668	10,427	10,478	10,516	10,389	9,932	10,224	10,059	9,894	10,744	10,769	11,315	11,241	11,280	10,896	11,177	11,126	11,920	12,035	12,355	12,791	12,112	11,203	11,536	10,304	11,417	11,953	11,273	11,862	10,317	11,181	11,351	10,775	11,417	11,600	11,914	12,227	11,436	9,943	7,420	8,211	8,510	8,748	8,763	9,346	8,972	9,226	10,689	11,353	11,613	12,839	13,728	14,264	14,432	14,019	13,804	14,080	13,513	13,942	13,789	14,624	13,614	13,490	13,288	12,542	12,930	11,842	13,179	12,899	11,702	13,226	14,220	13,280	14,407	14,296	13,708	13,105	13,025	14,360	15,138	14,932	14,407	13,915	14,884	16,722	16,042	16,548	17,350	16,234	16,897	16,269	18,309	17,664	17,647	17,176	18,623	17,292
Royce Capital Fund - Small-Cap Portfolio - Service Class
Account Value [Line Items]
Accumulated Value	10,000	9,429	10,040	10,297	10,144	9,959	9,959	9,678	9,381	8,930	9,244	9,196	8,802	8,611	8,930	9,601	9,324	9,015	9,047	9,526	9,579	9,420	9,026	10,197	10,610	10,377	10,429	10,455	10,338	9,885	10,170	10,002	9,834	10,675	10,701	11,244	11,151	11,203	10,825	11,099	11,034	11,829	11,934	12,247	12,677	12,012	11,099	11,425	10,204	11,305	11,836	11,159	11,743	10,204	11,066	11,225	10,655	11,292	11,464	11,783	12,085	11,285	9,807	7,317	8,102	8,404	8,630	8,645	9,218	8,856	9,098	10,546	11,200	11,447	12,652	13,532	14,042	14,212	13,795	13,594	13,857	13,285	13,718	13,563	14,385	13,369	13,260	13,056	12,321	12,697	11,618	12,947	12,665	11,493	12,978	13,948	13,031	14,130	14,019	13,445	12,840	12,760	14,067	14,831	14,624	14,098	13,621	14,576	16,358	15,695	16,183	16,969	15,869	16,515	15,904	17,894	17,248	17,248	16,777	18,191	16,891
Russell 3000 Index One
Account Value [Line Items]
Accumulated Value	10,000	9,721	10,284	10,180	10,226	10,367	10,194	10,364	9,738	9,455	10,201	10,258	10,047	9,480	9,477	10,145	10,208	10,390	10,412	10,825	10,852	10,869	10,634	11,110	11,327	11,540	11,969	11,978	12,105	12,228	12,339	12,571	12,596	12,903	13,184	13,585	13,721	14,444	13,911	13,632	13,684	14,070	14,162	14,632	15,146	15,171	14,054	14,336	13,001	14,117	14,614	14,827	15,419	14,421	15,434	15,664	15,345	15,614	15,950	16,556	17,034	17,016	15,623	13,474	15,259	16,075	16,442	17,376	18,635	17,956	17,569	19,706	20,593	20,501	21,142	21,900	23,029	23,134	23,704	24,105	24,792	23,680	25,281	24,897	25,877	24,354	23,741	24,511	22,311	22,281	20,417	22,333	21,499	19,506	21,105	22,207	20,907	22,347	21,824	22,408	22,647	22,735	24,287	25,158	24,672	23,497	22,874	25,007	26,334	26,625	28,067	28,972	27,697	29,006	29,904	30,460	31,123	31,767	31,533	33,631	32,603
Russell Microcap Index One
Account Value [Line Items]
Accumulated Value	10,000	9,587	10,099	10,314	10,073	10,376	10,602	10,264	9,709	9,142	9,634	10,000	9,484	8,502	8,374	8,968	9,259	9,379	9,324	9,812	10,077	10,373	9,782	10,918	11,415	11,243	11,360	11,459	11,577	11,311	11,898	11,832	11,734	12,690	12,669	12,980	12,918	13,235	12,816	13,006	13,169	14,119	14,303	14,293	14,908	14,422	12,849	12,767	11,228	12,406	13,086	12,699	12,942	12,064	12,817	12,642	11,847	12,118	12,429	13,005	13,747	13,107	12,211	9,350	10,774	11,488	12,206	12,336	13,070	12,656	12,820	15,440	16,629	18,993	20,137	20,601	20,656	20,994	21,454	20,271	20,998	20,386	20,838	19,745	19,845	17,905	18,088	18,337	16,435	16,371	14,861	16,341	16,367	14,789	16,192	16,178	15,487	17,013	16,519	15,050	14,660	14,867	15,846	16,692	15,583	14,589	13,536	14,817	16,933	16,277	17,289	17,726	16,349	17,177	16,791	18,784	18,268	18,182	18,306	20,437	19,253
Russell 2000 Index One
Account Value [Line Items]
Accumulated Value	10,000	9,678	10,252	10,431	10,165	10,397	10,475	10,353	9,703	9,226	9,746	10,063	9,558	8,718	8,717	9,413	9,561	9,776	9,770	10,353	10,536	10,654	10,147	11,279	11,595	11,641	11,865	11,881	12,011	11,767	12,173	12,264	12,108	12,864	12,973	13,347	13,293	13,641	13,112	13,282	13,397	14,210	14,312	14,561	15,189	14,824	13,214	13,424	11,829	13,160	13,844	13,554	14,015	12,925	13,838	13,918	13,231	13,506	13,862	14,432	14,849	14,372	13,162	10,303	11,718	12,480	12,921	13,279	14,027	13,559	13,843	16,394	17,813	18,709	19,875	20,075	20,496	20,538	20,936	20,180	20,632	20,023	20,875	20,005	20,452	18,483	18,681	18,913	17,039	17,064	15,661	17,296	16,942	15,318	17,005	17,402	16,272	17,858	17,557	16,718	16,417	16,266	17,588	18,664	17,730	16,686	15,548	16,956	19,027	18,287	19,321	20,013	18,604	19,538	19,357	21,324	21,005	21,152	20,846	23,133	21,223
Russell 3000 Index Two
Account Value [Line Items]
Accumulated Value	10,000	9,721	10,284	10,180	10,226	10,367	10,194	10,364	9,738	9,455	10,201	10,258	10,047	9,480	9,477	10,145	10,208	10,390	10,412	10,825	10,852	10,869	10,634	11,110	11,327	11,540	11,969	11,978	12,105	12,228	12,339	12,571	12,596	12,903	13,184	13,585	13,721	14,444	13,911	13,632	13,684	14,070	14,162	14,632	15,146	15,171	14,054	14,336	13,001	14,117	14,614	14,827	15,419	14,421	15,434	15,664	15,345	15,614	15,950	16,556	17,034	17,016	15,623	13,474	15,259	16,075	16,442	17,376	18,635	17,956	17,569	19,706	20,593	20,501	21,142	21,900	23,029	23,134	23,704	24,105	24,792	23,680	25,281	24,897	25,877	24,354	23,741	24,511	22,311	22,281	20,417	22,333	21,499	19,506	21,105	22,207	20,907	22,347	21,824	22,408	22,647	22,735	24,287	25,158	24,672	23,497	22,874	25,007	26,334	26,625	28,067	28,972	27,697	29,006	29,904	30,460	31,123	31,767	31,533	33,631	32,603
Russell Microcap Index Two
Account Value [Line Items]
Accumulated Value	10,000	9,587	10,099	10,314	10,073	10,376	10,602	10,264	9,709	9,142	9,634	10,000	9,484	8,502	8,374	8,968	9,259	9,379	9,324	9,812	10,077	10,373	9,782	10,918	11,415	11,243	11,360	11,459	11,577	11,311	11,898	11,832	11,734	12,690	12,669	12,980	12,918	13,235	12,816	13,006	13,169	14,119	14,303	14,293	14,908	14,422	12,849	12,767	11,228	12,406	13,086	12,699	12,942	12,064	12,817	12,642	11,847	12,118	12,429	13,005	13,747	13,107	12,211	9,350	10,774	11,488	12,206	12,336	13,070	12,656	12,820	15,440	16,629	18,993	20,137	20,601	20,656	20,994	21,454	20,271	20,998	20,386	20,838	19,745	19,845	17,905	18,088	18,337	16,435	16,371	14,861	16,341	16,367	14,789	16,192	16,178	15,487	17,013	16,519	15,050	14,660	14,867	15,846	16,692	15,583	14,589	13,536	14,817	16,933	16,277	17,289	17,726	16,349	17,177	16,791	18,784	18,268	18,182	18,306	20,437	19,253
Russell 2000 Index Two
Account Value [Line Items]
Accumulated Value	10,000	9,678	10,252	10,431	10,165	10,397	10,475	10,353	9,703	9,226	9,746	10,063	9,558	8,718	8,717	9,413	9,561	9,776	9,770	10,353	10,536	10,654	10,147	11,279	11,595	11,641	11,865	11,881	12,011	11,767	12,173	12,264	12,108	12,864	12,973	13,347	13,293	13,641	13,112	13,282	13,397	14,210	14,312	14,561	15,189	14,824	13,214	13,424	11,829	13,160	13,844	13,554	14,015	12,925	13,838	13,918	13,231	13,506	13,862	14,432	14,849	14,372	13,162	10,303	11,718	12,480	12,921	13,279	14,027	13,559	13,843	16,394	17,813	18,709	19,875	20,075	20,496	20,538	20,936	20,180	20,632	20,023	20,875	20,005	20,452	18,483	18,681	18,913	17,039	17,064	15,661	17,296	16,942	15,318	17,005	17,402	16,272	17,858	17,557	16,718	16,417	16,266	17,588	18,664	17,730	16,686	15,548	16,956	19,027	18,287	19,321	20,013	18,604	19,538	19,357	21,324	21,005	21,152	20,846	23,133	21,223
Russell 3000 Index Three
Account Value [Line Items]
Accumulated Value	10,000	9,721	10,284	10,180	10,226	10,367	10,194	10,364	9,738	9,455	10,201	10,258	10,047	9,480	9,477	10,145	10,208	10,390	10,412	10,825	10,852	10,869	10,634	11,110	11,327	11,540	11,969	11,978	12,105	12,228	12,339	12,571	12,596	12,903	13,184	13,585	13,721	14,444	13,911	13,632	13,684	14,070	14,162	14,632	15,146	15,171	14,054	14,336	13,001	14,117	14,614	14,827	15,419	14,421	15,434	15,664	15,345	15,614	15,950	16,556	17,034	17,016	15,623	13,474	15,259	16,075	16,442	17,376	18,635	17,956	17,569	19,706	20,593	20,501	21,142	21,900	23,029	23,134	23,704	24,105	24,792	23,680	25,281	24,897	25,877	24,354	23,741	24,511	22,311	22,281	20,417	22,333	21,499	19,506	21,105	22,207	20,907	22,347	21,824	22,408	22,647	22,735	24,287	25,158	24,672	23,497	22,874	25,007	26,334	26,625	28,067	28,972	27,697	29,006	29,904	30,460	31,123	31,767	31,533	33,631	32,603
Russell 2000 Value Index One
Account Value [Line Items]
Accumulated Value	10,000	9,583	10,028	10,198	9,980	10,062	10,076	9,798	9,316	8,994	9,498	9,768	9,253	8,631	8,690	9,410	9,610	9,786	9,815	10,345	10,602	10,686	10,334	11,706	12,190	12,103	12,278	12,174	12,222	11,841	12,255	12,333	12,030	12,882	12,898	13,272	13,145	13,307	12,642	12,798	13,020	13,777	13,861	14,106	14,442	14,083	12,822	13,029	11,454	12,707	13,201	12,820	13,305	12,218	12,996	13,017	12,291	12,922	13,235	13,545	14,019	13,263	11,974	9,020	10,132	10,423	10,725	10,946	11,536	10,999	11,393	13,592	14,669	15,441	16,891	17,774	18,134	18,698	18,585	17,919	18,399	18,031	18,718	18,079	18,816	17,719	18,012	18,365	16,939	17,264	15,559	17,065	16,526	14,842	16,710	17,221	16,091	17,626	17,220	15,985	15,586	15,280	16,494	17,738	16,885	16,006	15,051	16,406	18,448	17,610	18,186	18,983	17,773	18,604	18,291	20,520	20,135	20,148	19,832	21,745	19,933
Russell 2000 Index Three
Account Value [Line Items]
Accumulated Value	10,000	9,678	10,252	10,431	10,165	10,397	10,475	10,353	9,703	9,226	9,746	10,063	9,558	8,718	8,717	9,413	9,561	9,776	9,770	10,353	10,536	10,654	10,147	11,279	11,595	11,641	11,865	11,881	12,011	11,767	12,173	12,264	12,108	12,864	12,973	13,347	13,293	13,641	13,112	13,282	13,397	14,210	14,312	14,561	15,189	14,824	13,214	13,424	11,829	13,160	13,844	13,554	14,015	12,925	13,838	13,918	13,231	13,506	13,862	14,432	14,849	14,372	13,162	10,303	11,718	12,480	12,921	13,279	14,027	13,559	13,843	16,394	17,813	18,709	19,875	20,075	20,496	20,538	20,936	20,180	20,632	20,023	20,875	20,005	20,452	18,483	18,681	18,913	17,039	17,064	15,661	17,296	16,942	15,318	17,005	17,402	16,272	17,858	17,557	16,718	16,417	16,266	17,588	18,664	17,730	16,686	15,548	16,956	19,027	18,287	19,321	20,013	18,604	19,538	19,357	21,324	21,005	21,152	20,846	23,133	21,223
Russell 3000 Index Four
Account Value [Line Items]
Accumulated Value	10,000	9,721	10,284	10,180	10,226	10,367	10,194	10,364	9,738	9,455	10,201	10,258	10,047	9,480	9,477	10,145	10,208	10,390	10,412	10,825	10,852	10,869	10,634	11,110	11,327	11,540	11,969	11,978	12,105	12,228	12,339	12,571	12,596	12,903	13,184	13,585	13,721	14,444	13,911	13,632	13,684	14,070	14,162	14,632	15,146	15,171	14,054	14,336	13,001	14,117	14,614	14,827	15,419	14,421	15,434	15,664	15,345	15,614	15,950	16,556	17,034	17,016	15,623	13,474	15,259	16,075	16,442	17,376	18,635	17,956	17,569	19,706	20,593	20,501	21,142	21,900	23,029	23,134	23,704	24,105	24,792	23,680	25,281	24,897	25,877	24,354	23,741	24,511	22,311	22,281	20,417	22,333	21,499	19,506	21,105	22,207	20,907	22,347	21,824	22,408	22,647	22,735	24,287	25,158	24,672	23,497	22,874	25,007	26,334	26,625	28,067	28,972	27,697	29,006	29,904	30,460	31,123	31,767	31,533	33,631	32,603
Russell 2000 Value Index Two
Account Value [Line Items]
Accumulated Value	10,000	9,583	10,028	10,198	9,980	10,062	10,076	9,798	9,316	8,994	9,498	9,768	9,253	8,631	8,690	9,410	9,610	9,786	9,815	10,345	10,602	10,686	10,334	11,706	12,190	12,103	12,278	12,174	12,222	11,841	12,255	12,333	12,030	12,882	12,898	13,272	13,145	13,307	12,642	12,798	13,020	13,777	13,861	14,106	14,442	14,083	12,822	13,029	11,454	12,707	13,201	12,820	13,305	12,218	12,996	13,017	12,291	12,922	13,235	13,545	14,019	13,263	11,974	9,020	10,132	10,423	10,725	10,946	11,536	10,999	11,393	13,592	14,669	15,441	16,891	17,774	18,134	18,698	18,585	17,919	18,399	18,031	18,718	18,079	18,816	17,719	18,012	18,365	16,939	17,264	15,559	17,065	16,526	14,842	16,710	17,221	16,091	17,626	17,220	15,985	15,586	15,280	16,494	17,738	16,885	16,006	15,051	16,406	18,448	17,610	18,186	18,983	17,773	18,604	18,291	20,520	20,135	20,148	19,832	21,745	19,933
Russell 2000 Index Four
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,678	$ 10,252	$ 10,431	$ 10,165	$ 10,397	$ 10,475	$ 10,353	$ 9,703	$ 9,226	$ 9,746	$ 10,063	$ 9,558	$ 8,718	$ 8,717	$ 9,413	$ 9,561	$ 9,776	$ 9,770	$ 10,353	$ 10,536	$ 10,654	$ 10,147	$ 11,279	$ 11,595	$ 11,641	$ 11,865	$ 11,881	$ 12,011	$ 11,767	$ 12,173	$ 12,264	$ 12,108	$ 12,864	$ 12,973	$ 13,347	$ 13,293	$ 13,641	$ 13,112	$ 13,282	$ 13,397	$ 14,210	$ 14,312	$ 14,561	$ 15,189	$ 14,824	$ 13,214	$ 13,424	$ 11,829	$ 13,160	$ 13,844	$ 13,554	$ 14,015	$ 12,925	$ 13,838	$ 13,918	$ 13,231	$ 13,506	$ 13,862	$ 14,432	$ 14,849	$ 14,372	$ 13,162	$ 10,303	$ 11,718	$ 12,480	$ 12,921	$ 13,279	$ 14,027	$ 13,559	$ 13,843	$ 16,394	$ 17,813	$ 18,709	$ 19,875	$ 20,075	$ 20,496	$ 20,538	$ 20,936	$ 20,180	$ 20,632	$ 20,023	$ 20,875	$ 20,005	$ 20,452	$ 18,483	$ 18,681	$ 18,913	$ 17,039	$ 17,064	$ 15,661	$ 17,296	$ 16,942	$ 15,318	$ 17,005	$ 17,402	$ 16,272	$ 17,858	$ 17,557	$ 16,718	$ 16,417	$ 16,266	$ 17,588	$ 18,664	$ 17,730	$ 16,686	$ 15,548	$ 16,956	$ 19,027	$ 18,287	$ 19,321	$ 20,013	$ 18,604	$ 19,538	$ 19,357	$ 21,324	$ 21,005	$ 21,152	$ 20,846	$ 23,133	$ 21,223